UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2004

Check here if Amendment [  ];  Amendment Number:1

This Amendment :		[	] is a restatement
  (Check only one.)		[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:					Piedra Capital, Ltd.
Address:					3700 Buffalo Speedway
					Suite 520
					Houston, TX 77098

13F File Number:  028-05713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:					S. Peter Hidalgo, II
Title:					Principal
Phone:					713-622-7625
Signature, Place and Date of Signing:

S. PETER HIDALGO, II	HOUSTON, TEXAS		October 26, 2004

Report Type (Check only one):

[  XX  ]				   13F HOLDINGS REPORT
[      ]				   13F NOTICE
[      ]				   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  0


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		52
Form 13F Information Table Value Total:		$532,284
List of Other Managers:

No.  13F File Number	Name

      None




                    Title of                  VALUE                     PUT/ INVESTMEN   OTHER   VOTING
AUTHORITY
     Security        Class       CUSIP        (000)      SHARES    SH/  CALL DISCRETIO MANAGERS      SOLE
SHARED     NONE
Abercrombie & Fitch   COM      002896207       $14,825      470650 SH          SOLE      None      243050
0      227600
Affiliated Computer   COM      008190100       $19,252      345823 SH          SOLE      None
178388         0     167435
Affymetrix Inc        COM      00826T108        $8,040      261820 SH          SOLE      None
134150         0     127670
Agilent Technologie   COM      00846U101       $13,967      647515 SH          SOLE      None
330065         0     317450
Baxter Internationa   COM      071813109          $244        7600 SH          SOLE      None
3645         0       3955
CVS Corporation       COM      126650100          $260        6180 SH          SOLE      None
3145         0       3035
Cabot Corporation     COM      127055101       $16,699      432946 SH          SOLE      None
221761        0     211185
Calpine Corp.         COM      131347106        $3,768     1299219 SH          SOLE      None
698104        0     601115
Career Education Co   COM      141665109        $8,886      312575 SH          SOLE      None
159865        0     152710
Chiron Corp           COM      170040109       $10,320      233485 SH          SOLE      None
119645        0     113840
Cognizant Tech Solu   COM      192446102       $12,544      411130 SH          SOLE      None
210595        0     200535
Conoco Phillips       COM      20825C104          $249        3005 SH          SOLE      None
1450        0       1555
Cooper Cameron        COM      216640102       $16,518      301207 SH          SOLE      None
158842        0     142365
Cooper Companies In   COM      216648402       $14,746      215115 SH          SOLE      None
110210        0     104905
Dell Incorporated     COM      24702R101          $224        6305 SH          SOLE      None
3135        0       3170
Endo Pharmaceutical   COM      29264F205        $7,852      427645 SH          SOLE      None
199920        0     227725
Express Scripts Inc   COM      302102100       $16,173      247521 SH          SOLE      None
127021        0     120500
Family Dollar Store   COM      307000109        $7,978      294375 SH          SOLE      None
151390        0     142985
Fedex Corporation     COM      31428X106          $247        2885 SH          SOLE      None
1350        0       1535
First Data Corporat   COM      319963104          $222        5110 SH          SOLE      None
2390        0       2720
Flextronics Interna   COM      Y2573F102       $17,723     1337559 SH          SOLE      None
678384        0     659175
Fossil Incorporated   COM      349882100       $18,030      582727 SH          SOLE      None
302091        0     280636
Foundry Networks In   COM      35063R100       $11,556     1217750 SH          SOLE      None
624950        0     592800
Freddie Mac           COM      313400301          $235        3605 SH          SOLE      None
2655        0        950
HCC Insurance Holdi   COM      404132102       $15,363      509567 SH          SOLE      None
252002        0     257565
Headwaters Inc        COM      42210P102       $14,126      457740 SH          SOLE      None
233970        0     223770
Home Depot Incorpor   COM      437076102          $251        6410 SH          SOLE      None
3030        0       3380
Investors Financial   COM      461915100       $14,159      313730 SH          SOLE      None
164125        0     149605
Jabil Circuit Inc     COM      466313103        $7,996      347635 SH          SOLE      None
164685        0     182950
JP Morgan Chase & C   COM      46625H100          $249        6265 SH          SOLE      None
2955        0       3310
Kellwood Co           COM      488044108       $13,978      383485 SH          SOLE      None
188145        0     195340
Leapfrog Enterprise   COM      52186N106       $13,177      650735 SH          SOLE      None
337195        0     313540
Modine Manufacturin   COM      607828100       $13,720      455665 SH          SOLE      None
231235        0     224430
National Oilwell In   COM      637071101       $13,407      408000 SH          SOLE      None
209650        0     198350
Nationwide Financia   COM      638612101       $14,151      403055 SH          SOLE      None
206460        0     196595
New York Community    COM      649445103       $14,989      729769 SH          SOLE      None
373879        0     355890
Noble Corporation     COM      G65422100       $17,549      390420 SH          SOLE      None
206075        0     184345
O'Reilly Automotive   COM      686091109       $12,370      323060 SH          SOLE      None
169655        0     153405
PMI Group Inc         COM      69344M101       $15,649      385625 SH          SOLE      None
197360        0     188265
Pacific Sunwear CA    COM      694873100       $10,439      495925 SH          SOLE      None
254095        0     241830
Paid Incorporated     COM      69561N204            $3       10000 SH          SOLE      None
10000        0          0
Pharmaceutical Prod   COM      717124101       $19,782      549508 SH          SOLE      None
271578        0     277930
Praxair Incorporate   COM      75005P104          $246        5765 SH          SOLE      None
2515        0       3250
Pulte Homes Inc       COM      745867101        $8,275      134835 SH          SOLE      None
68975        0      65860
Supergen Inc          COM      868059106          $844      136600 SH          SOLE      None
136600        0          0
Tech Data Corporati   COM      878237106       $13,817      358411 SH          SOLE      None
189726        0     168685
Tetra Tech Inc        COM      88162G103        $9,542      753100 SH          SOLE      None
386820        0     366280
UnitedHealth Group    COM      91324P102          $277        3760 SH          SOLE      None
1770        0       1990
Varian Inc.           COM      922206107       $15,633      412800 SH          SOLE      None
204830        0     207970
Weatherford Interna   COM      G95089101        $8,909      174625 SH          SOLE      None
89460        0      85165
Wellchoice Inc        COM      949475107       $13,509      361870 SH          SOLE      None
185480        0     176390
Wellpoint Health Ne   COM      94973H108       $15,639      148815 SH          SOLE      None
75495        0      73320
Zion Bancorporation   COM      989701107       $13,677      224065 SH          SOLE      None
114795        0     109270
TOTAL PORTFOLIO                               $532,284    18614992 SHS
9598761        0    9016231